CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Telematics services	$ 181,357	$ 169,752	$ 141,940
Telematics products	71,978	64,884	57,634
Total revenues	253,335	234,636	199,574
Cost of revenues:
Telematics services	70,329	60,256	50,633
Telematics products	55,678	54,996	46,910
Total cost of revenues	126,007	115,252	97,543
Gross profit	127,328	119,384	102,031
Research and development expenses	6,223	3,160	2,895
Selling and marketing expenses	11,340	12,246	10,074
General and administrative expenses	47,693	47,590	40,228
Other expenses (income), net	(306)	(147)	836
Operating income	62,378	56,535	47,998
Other income, net	13,138
Financing income (expenses), net	717	(989)	2,056
Income before income tax	76,233	55,546	50,054
Income tax expenses	(17,273)	(17,705)	(14,877)
Share in gains (losses) of affiliated companies, net	4,219	8,520	(449)
Net income for the year	63,179	46,361	34,728
Less: Net income attributable to non-controlling interest	(2,504)	(2,567)	(2,589)
Net income attributable to the Company	$ 60,675	$ 43,794	$ 32,139
Basic and diluted earnings per share attributable to Company's stockholders	$ 2.88	$ 2.09	$ 1.53
Basic and diluted weighted average number of shares outstanding	21,077	20,968	20,968